Form 13F Cover Page

Filing for Quarter-Ending:    September 30, 2005

Check here if Amendment:      ( )
Amendment Number:
This Amendment:               ( )  is a reinstatement
                              ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                         Croft-Leominster, Inc.
Address:                      300 Water Street, 4th floor
                              Baltimore, MD  21202

Form 13-F File Number:        28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                         Carla Prescimone
Title:                        Assistant Vice President
Phone:                        410-576-0100

Signature, Place, and Date of Signing:

                              Baltimore, Maryland
--------------------------------------------------------------------------------
Signature                     City, State                   Date

Report Type (Check only one):

(X)  13F Holdings Report      Check here if all holdings of this reporting
                              manager are reported in this report.

( )  13F Notice               Check here if no holdings reported are in this
                              report, and all holdings are reported by other reporting manager(s).

( )  13F Combination Report   Check here if a portion of the holdings for this
                              reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   120

Form 13F Information Table Value Total:   $290.85
                                          (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:            SOLE
ITEM 7: Voting Authority:                 NONE

          SECURITY NAME                 TITLE OF CLASS            CUSIP               MARKET VALUE          QUANITY
          --------------                --------------            -----               ------------          -------

AGCO Corporation                              COM               001084102                $ 2.9716            163,277
Aberden Asia-Pacific Prime Inc                COM               003009107                $ 0.0788             12,600
Aleris International                          COM               014477103                $ 0.5378             19,592
Alliance World Dollar Gvt II                  COM               01879R106                $ 0.2707             21,500
Altria Group Inc.,                            COM               02209S103                $ 0.3268              4,434
Ameren Corporation                            COM               023608102                $ 0.9396             17,566
American International Group I                COM               026874107                $ 5.0475             81,464
Amgen Inc.                                    COM               031162100                $ 1.1259             14,132
Anheuser Busch Cos                            COM               035229103                $ 1.8687             43,417
Asia Tigers Fund Inc                          COM               04516T105                $ 0.2386             17,325
Bank of America Corp                          COM               060505104                $ 5.4051            128,387
Berkshire Hathaway - CL A                    CL A               084670108                $ 0.5740                  7
Berkshire Hathaway - CL B                    CL B               084670207                $ 4.5007              1,648
Biomet Inc                                    COM               090613100                $ 0.9927             28,600
Cadbury Schweppes PLC - Sp ADR                ADR               127209302                $ 0.4134             10,150
Canadian Natural Resources                    COM               136385101                $ 3.4641             76,657
Caterpillar Inc                               COM               149123101                $ 2.2871             38,930
Cendant Corp                                  COM               151313103                $ 5.5124            267,072
CenterPoint Energy Inc.                       COM               15189T107                $ 5.2798            355,067
Citigroup, Inc.                               COM               172967101                $ 8.2100            180,360
Citizens Communications Compan                COM               17453B101                $ 0.2855             21,070
Constellation Energy Group                    COM               210371100                $ 0.3249              5,275
Covance Inc.                                  COM               222816100                $ 0.6606             13,765
DeVRY, Inc.                                   COM               253893103                $ 1.9346            101,556
Dillard's, Inc.                              CL A               254067101                $ 1.3933             66,729
Discovery Holding Company                  CL A COM             25468Y107                $ 1.5369            106,510
R.R. Donnelley & Sons Company                 COM               257867101                $ 0.2089              5,635
Dover Corp                                    COM               260003108                $ 0.3718              9,115
Dow Chemical Co                               COM               260543103                $ 0.2250              5,400
Eastman Kodak Co                              COM               277461109                $ 2.0266             83,295
Eaton Corp                                    COM               278058102                $ 1.6754             26,363
Edwards Lifesciences Corporati                COM               28716E108                $ 3.5346             79,590
Enerplus Resources Fund                  UNIT TR G NEW          29274D604                $ 0.4484              9,500
Enterprise Products Partners L                COM               293792107                $ 0.3633             14,428
Exxon Mobil Corp                              COM               30231g102                $ 0.3009              4,736
FMC Corp                                    COM NEW             302491303                $ 3.6535             63,850
Fairmont Hotels & Resorts                     COM               305204109                $ 0.4027             12,050
Fidelity National Financial, I                COM               316326107                $ 0.4738             10,643
Fluor Corp                                    COM               343412102                $ 7.5366            117,064
Franklin Resources Inc                        COM               354613101                $ 2.9745             35,427
Gencorp, Inc.                                 COM               368682100                $ 1.7948             96,234
General Electric Co                           COM               369604103                $ 5.4677            162,391
Genworth Financial Inc.                       COM               37247D106                $ 0.4551             14,115
Gillette Co                                   COM               375766102                $ 0.3603              6,190
Goldman Sachs Group Inc                       COM               38141g104                $ 0.6657              5,475
Hilton Hotels Corp                            COM               432848109                $ 0.3266             14,633
Honeywell Intl Inc                            COM               438516106                $ 6.4016            170,710
ITT Corp (New)                                COM               450911102                $ 0.2789              2,455
ICON plc - Spons ADR                     SPONSORED ADR          45103T107                $ 0.7236             14,471
Inco Ltd                                      COM               453258402                $ 2.0736             43,793
Ingersoll-Rand                                COM               456866102                $ 2.5701             67,228
Insured Municipal Income Fund                 COM               45809F104                $ 0.2120             16,100
International Rectifier Corp.                 COM               460254105                $ 1.5516             34,418
Iowa Telecommunications Servic                COM               462594201                $ 0.3905             23,215
Johnson & Johnson                             COM               478160104                $ 1.7209             27,195
Kansas City Southern                        COM NEW             485170302                $ 0.6630             28,443
Liberty Global, Inc. - A                   COM SER A            530555101                $ 0.7008             25,870
Liberty Global, Inc. - C                   COM SER C            530555309                $ 0.6720             26,096
Liberty Media Corp                         COM SER A            530718105               $ 10.5099          1,305,575
Lloyds TSB Group plc                     SPONSORED ADR          539439109                $ 1.1766             35,409
Lockheed Martin Corporation                   COM               539830109                $ 0.2182              3,575
Lowe's Companies                              COM               548661107                $ 7.9962            124,164
Markel Corporation                            COM               570535104                $ 1.1475              3,472
Marsh & McLennan Cos                          COM               571748102                $ 3.4510            113,557
Massey Energy Company                         COM               576206106                $ 0.5043              9,875
McDonald's Corp.                              COM               580135101                $ 2.1390             63,869
Meristar Hospitality                          COM               58984Y103                $ 4.1415            453,615
Microsoft Corp.                               COM               594918104                $ 1.8968             73,721
Mills Corp                                    COM               601148109                $ 2.8680             52,070
Morgan Stanley                              COM NEW             617446448                $ 0.3207              5,945
Morg Stan Asia-Pacific FD NR                  COM               61744U106                $ 0.1853             12,586
Morgan Stanley Inc. Opportunit          MUN INCOME III          61745P437                $ 0.2051             22,100
MuniVest Fund, Inc                            COM               626295109                $ 0.1173             11,800
Neenah Paper, Inc.                            COM               640079109                $ 0.4728             16,135
Nexen Inc.                                    COM               65334H102                $ 8.0796            169,525
Nuveen Dividend Adv Muni Fund           COM SH BEN INT          67070F100                $ 0.2048             12,600
Oregon Steel Mills, Inc.                      COM               686079104                $ 2.7470             98,458
PG&E Corp                                     COM               69331C108                $ 1.1840             30,165
Packaging Corp of America                     COM               695156109                $ 0.3450             17,775
Pactiv Corp                                   COM               695257105                $ 0.3332             19,020
Pentair, Inc                                  COM               709631105                $ 4.4256            121,248
PerkinElmer, Inc.                             COM               714046109                $ 1.6659             81,782
Pfizer Inc                                    COM               717081103                $ 5.2017            208,317
Pharmaceutical Product Develop                COM               717124101                $ 4.6599             81,027
Pinnacle West Capital Corp                    COM               723484101                $ 1.8152             41,179
PolyOne Corp                                  COM               73179P106                $ 0.6862            113,240
Procter & Gamble                              COM               742718109                $ 1.5782             26,543
Prudential Financial Inc.                     COM               744320102                $ 8.7874            130,068
Putnam Municipal Bond Fund                SH BEN INT            74683V100                $ 0.2155             16,965
Rockwell Automation, Inc.                     COM               773903109                $ 2.6572             50,231
St. Paul Travelers Cos. Inc.                  COM               792860108                $ 7.3213            163,166
Salomon Bros Worldwide Income                 COM               79548T109                $ 0.3026             19,400
Sears Holding Corp.                           COM               812350106                $ 1.5377             12,358
Sempra Energy                                 COM               816851109                $ 0.7283             15,475
Sprint Nextel Corp.                         COM FON             852061100                $ 1.5273             64,224
Symantec Corp                                 COM               871503108                $ 1.1765             51,921
Templeton Emerging Mkts Inc Fd                COM               880192109                $ 0.2893             21,115
Terex Corporation                             COM               880779103                $ 9.2178            186,482
Textron Inc                                   COM               883203101                $ 2.0238             28,218
Time Warner                                   COM               887317105                $ 9.1393            504,654
Triarc Companies, Inc.                       CL A               895927101                $ 1.9998            119,033
Tribune Co                                    COM               896047107                $ 0.5787             17,075
Tyco International Ltd                        COM               902124106               $ 14.6256            525,157
United Parcel Svc Inc. CL B                   COM               911312106                $ 2.2847             33,049
United Technologies                           COM               913017109                $ 0.2981              5,750
Van Kampen Merr Value Mun Tr                  COM               921132106                $ 0.1887             13,740
Varian Inc.                                   COM               922206107                $ 0.5526             16,102
Varian Medical Systems, Inc.                  COM               92220P105                $ 0.6800             17,212
Verisign, Inc.                                COM               92343E102                $ 0.4468             20,908
Viacom Inc. - Cl B                           CL B               925524308                $ 8.6089            260,798
Waddell & Reed Financial - A                 CL A               930059100                $ 2.7076            139,856
Washington Mutual, Inc.                       COM               939322103                $ 0.6425             16,383
Waters Corporation                            COM               941848103                $ 0.2147              5,160
Wells Fargo & Co.                             COM               949746101                $ 0.2355              4,020
Williams Cos Inc.                             COM               969457100               $ 10.1114            403,650
Wyeth                                         COM               983024100                $ 5.1759            111,863
Ace Ltd                                       ORD               G0070K103                $ 8.3393            177,167
Foster Wheeler Ltd.                         SHS NEW             G36535139                $ 6.4848            209,931
PartnerRe Ltd                                 COM               G6852T105                $ 2.0620             32,194
QIAGEN N.V.                                   ORD               N72482107                $ 2.0054            153,788

                                                                                       $ 290.8488          9,928,678